Revenues from External Customers for Each Similar Product and Service (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating revenues:
Wireless services	¥ 3,746,869	¥ 3,776,909	¥ 3,841,082
Equipment sales	477,404	507,495	606,898
Total operating revenues	4,224,273	4,284,404	4,447,980
Cellular services revenues
Operating revenues:
Technology services revenues	3,407,145	3,499,452	3,661,283
Voice Revenues
Operating revenues:
Technology services revenues	1,712,218	1,910,499	2,149,617
Voice Revenues | Including: FOMA services
Operating revenues:
Technology services revenues	1,658,863	1,785,518	1,877,835
Packet communications revenues
Operating revenues:
Technology services revenues	1,694,927	1,588,953	1,511,666
Packet communications revenues | Including: FOMA services
Operating revenues:
Technology services revenues	1,679,840	1,558,284	1,449,440
Other revenues
Operating revenues:
Technology services revenues	¥ 339,724	¥ 277,457	¥ 179,799